Fair Value Measurement (Narrative) (Details) - Solid Concepts Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition	149,327	152,633	118,789
Value of ordinary shares issued as consideration for business acquisition	$ 3,500	$ 3,100	$ 4,100
Cash given as consideration for business acquisition	$ 500	400	900
Realized gain due to revaluation of the deferred payments in connection with acquisition		100	6,200
Unrealized gain due to revaluation of the deferred payments in connection with acquisition		$ 700	$ 17,500